Schedule of Investments (unaudited)	iShares® USD Green Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 1.0%
National Australia Bank Ltd./New York, 3.63%, 06/20/23	$1,275	$1,269,339
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(a)	200	157,986
Principal Life Global Funding II, 1.25%, 08/16/26(b)	1,141	1,006,065
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	600	489,702
		2,923,092
Brazil — 0.7%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	1,260	1,269,916
Suzano Austria GmbH, 5.75%, 07/14/26(a)	700	708,260
		1,978,176
Canada — 2.4%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51 (Call 11/13/50)(b)	550	395,819
Bank of the Philippine Islands, 2.50%, 09/10/24(a)	200	190,716
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	300	242,061
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	1,510	1,274,123
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	1,050	954,702
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	182,210
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	1,165	1,081,388
Royal Bank of Canada, 1.15%, 07/14/26	1,300	1,163,513
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)(c)	650	583,407
Toronto-Dominion Bank (The), 1.25%, 12/13/24	1,100	1,032,779
		7,100,718
Chile — 0.5%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(a)	860	741,750
Inversiones CMPC SA, 4.38%, 04/04/27(a)(c)	850	829,014
		1,570,764
China — 8.1%
Agricultural Bank of China Ltd./Hong Kong
2.00%, 03/01/25(a)	200	189,322
2.25%, 03/01/27(a)	800	742,112
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	200	182,124
2.00%, 01/18/27(a)	1,000	922,230
Amipeace Ltd., 1.75%, 11/09/26(a)	700	634,067
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	1,155	955,254
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	800	725,712
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	400	390,680
Bank of China Ltd./Singapore
0.80%, 04/28/24(a)	1,500	1,429,695
3.25%, 04/28/25(a)	700	678,937
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	200	187,338
Bank of China/Johannesburg, 1.88%, 02/16/25(a)	200	189,222
CGNPC International Ltd., 2.75%, 07/02/24(a)	1,400	1,359,610
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(a)	2,000	1,963,460
1.25%, 08/04/25(a)	1,400	1,286,348
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	1,400	1,352,414
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	2,000	1,782,600
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(a)	400	378,092
Greentown China Holdings Ltd., 2.30%, 01/27/25(a)	200	188,538
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	1,600	1,440,576
2.95%, 06/01/25(a)	1,500	1,443,795
Industrial & Commercial Bank of China Ltd./Singapore,
1.00%, 10/28/24(a)	1,200	1,126,176
Security	Par (000)	Value

China (continued)
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(a)	$1,000	$949,950
3.25%, 05/18/25(a)	1,000	969,690
Lenovo Group Ltd., 6.54%, 07/27/32 (Call 04/27/32)(a)	1,030	1,060,787
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	800	767,392
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	625	415,950
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	524,904
		24,236,975
France — 1.1%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26)(b)(d)	1,580	1,401,823
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	2,030	1,973,201
		3,375,024
Germany — 3.8%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	1,505	1,376,353
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	5,450	4,413,737
1.00%, 10/01/26	2,925	2,642,854
1.75%, 09/14/29(c)	2,200	1,958,748
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	1,200	1,138,716
		11,530,408
Hong Kong — 2.3%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(a)	400	373,840
1.75%, 09/16/26 (Call 08/16/26)(a)	800	703,376
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(a)	900	745,281
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,500	1,365,015
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	900	849,321
MTR Corp. Ltd., 1.63%, 08/19/30(a)	2,350	1,937,645
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(a)	250	225,240
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	900	857,322
		7,057,040
India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)	850	745,713
3.84%, 12/13/27(a)	600	567,252
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	500	464,030
REC Ltd., 3.88%, 07/07/27(a)	700	656,957
State Bank of India/London, 4.50%, 09/28/23(a)	1,800	1,792,674
		4,226,626
Indonesia — 0.4%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
3.25%, 04/14/29 (Call 04/14/24)(a)	275	250,058
4.85%, 10/14/38 (Call 10/14/29)(a)	1,200	1,044,804
		1,294,862
Ireland — 0.5%
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25)(b)(d)	1,355	1,373,780

Japan — 4.3%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	700	626,192
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,125	1,071,472
2.53%, 03/10/27 (Call 02/10/27)(c)	3,975	3,707,999
2.97%, 03/10/32 (Call 12/10/31)(c)	480	427,728
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	1,100	975,392
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23(c)	1,100	1,082,928
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	525	440,916

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Mizuho Financial Group Inc., 3.26%, 05/22/30 (Call 05/22/29)(d)	$835	$747,125
Norinchukin Bank (The), 4.87%, 09/14/27(b)	800	808,104
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	700	671,566
2.47%, 01/14/29	725	630,989
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	955	863,158
2.80%, 03/10/27(b)	850	788,146
		12,841,715
Netherlands — 3.3%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28)(b)(d)	1,550	1,310,990
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(b)(d)	1,350	1,208,331
1.11%, 02/24/27 (Call 02/24/26)(b)(d)	1,825	1,617,133
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)(d)	1,030	936,352
4.63%, 01/06/26(b)	2,950	2,942,300
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	1,950	1,849,751
		9,864,857
Portugal — 0.7%
EDP Finance BV
1.71%, 01/24/28(b)	1,500	1,287,705
6.30%, 10/11/27(b)(c)	650	685,724
		1,973,429
Qatar — 0.4%
QNB Finance Ltd., 1.63%, 09/22/25(a)	1,200	1,105,428

Saudi Arabia — 0.8%
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	1,400	1,306,326
2.41%, 09/17/30(a)	1,100	968,979
		2,275,305
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	742,688

South Korea — 4.3%
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	1,800	1,592,694
Kia Corp.
1.00%, 04/16/24(a)	1,700	1,615,595
2.38%, 02/14/25(a)	1,050	986,989
2.75%, 02/14/27(a)	500	451,070
Korea Development Bank (The), 0.75%, 01/25/25(c)	2,100	1,945,734
Korea Electric Power Corp., 2.50%, 06/24/24(a)	1,375	1,331,302
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23	325	323,356
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27)(a)(d)	640	620,314
LG Chem Ltd.
3.25%, 10/15/24(a)	900	870,786
3.63%, 04/15/29(a)	825	771,944
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(a)	700	655,431
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	700	646,387
SK Battery America Inc., 2.13%, 01/26/26(a)	1,200	1,050,216
		12,861,818
Sweden — 0.5%
Swedbank AB, 1.54%, 11/16/26(b)	1,800	1,605,330

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC, 4.50%, 09/14/27(a)	700	695,450
First Abu Dhabi Bank PJSC, 5.13%, 10/13/27(a)	775	795,468
Security	Par (000)	Value

United Arab Emirates (continued)
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	$400	$381,896
4.64%, 05/14/29(a)	1,400	1,398,166
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	1,168	977,782
		4,248,762
United Kingdom — 0.2%
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(d)	500	494,345

United States — 38.6%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,515	1,364,924
2.45%, 01/15/31 (Call 10/15/30)(c)	1,595	1,319,847
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	840	670,312
2.95%, 03/15/34 (Call 12/15/33)	1,735	1,464,166
3.80%, 04/15/26 (Call 02/15/26)	1,145	1,118,310
Apple Inc.
2.85%, 02/23/23(c)	365	364,482
3.00%, 06/20/27 (Call 03/20/27)	1,760	1,686,432
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(c)	630	398,979
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,550	1,336,766
2.05%, 01/15/32 (Call 10/15/31)	500	412,115
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,255	2,180,314
3.20%, 04/15/25 (Call 03/15/25)	785	754,534
3.80%, 06/01/29 (Call 03/01/29)	1,235	1,162,011
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(d)	3,530	3,375,668
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	410	312,043
2.55%, 04/01/32 (Call 01/01/32)(c)	2,185	1,726,521
3.40%, 06/21/29 (Call 03/21/29)	2,615	2,324,944
4.50%, 12/01/28 (Call 09/01/28)(c)	370	356,114
6.75%, 12/01/27 (Call 11/01/27)	1,250	1,324,137
Citigroup Inc., 1.68%, 05/15/24 (Call 05/15/23), (1 day SOFR + 1.667%)(d)	2,350	2,325,865
Consolidated Edison Co. of New York Inc. 3.60%, 06/15/61 (Call 12/15/60)	1,175	920,683
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,150	1,067,821
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,535	1,316,969
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)(c)	1,560	1,295,081
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	770	677,469
Series A, 1.90%, 04/01/28 (Call 02/01/28)(c)	350	310,842
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,235	1,097,186
Series B, 3.25%, 04/01/51 (Call 10/01/50)	400	307,716
Series B, 3.65%, 03/01/52 (Call 09/01/51)	930	772,393
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	760	745,537
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,455	1,290,265
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	775	734,235
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,175	1,062,071
1.55%, 03/15/28 (Call 01/15/28)	1,065	908,434
2.50%, 05/15/31 (Call 02/15/31)	1,660	1,386,980
3.90%, 04/15/32 (Call 01/15/32)	1,895	1,743,040
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	900	729,612
4.15%, 12/01/28 (Call 09/01/28)	605	585,259

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	$638	$595,439
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	650	581,776
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(d)	930	838,255
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)(c)	375	372,503
5.60%, 10/15/32 (Call 07/15/32)(c)	2,855	2,818,770
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	1,125	1,078,807
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,500	1,335,405
2.13%, 12/01/28 (Call 10/01/28)	470	408,524
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	455	396,187
Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,210	1,895,738
Series J, 2.90%, 12/15/31 (Call 09/15/31)	295	235,826
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)(c)	445	431,072
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(a)	200	194,552
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	690	529,375
3.60%, 04/01/29 (Call 01/01/29)	680	637,609
4.10%, 09/26/28 (Call 06/26/28)	310	304,519
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (3 mo. SOFR + 0.600%)(c)(d)	1,935	1,879,388
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(d)	2,230	2,080,635
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	870	833,086
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	2,085	1,610,454
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(c)	160	118,064
2.65%, 11/15/33 (Call 08/15/33)	1,090	787,329
4.75%, 12/15/28 (Call 09/15/28)(c)	825	770,278
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	870	739,952
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	1,070	849,954
Massachusetts Institute of Technology, 3.96%, 07/01/38(c)	631	598,895
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)	1,650	1,512,126
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	75	52,310
3.10%, 05/01/27 (Call 02/01/27)	625	596,469
3.15%, 04/15/50 (Call 10/15/49)	1,140	876,113
3.65%, 04/15/29 (Call 01/15/29)	1,435	1,382,465
3.65%, 08/01/48 (Call 02/01/48)	1,485	1,243,821
3.95%, 08/01/47 (Call 02/01/47)(c)	615	543,285
4.25%, 07/15/49 (Call 01/15/49)	1,420	1,299,840
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	435	370,877
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,605	2,282,162
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)(c)	950	779,437
5.78%, 09/16/52 (Call 03/16/52)(b)	700	752,143
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)	545	532,520
Norinchukin Bank (The), 2.08%, 09/22/31(b)	1,085	888,257
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	1,000	685,730
2.90%, 03/01/50 (Call 09/01/49)	570	415,986
3.20%, 04/01/52 (Call 10/01/51)	475	364,434
Security	Par (000)	Value

United States (continued)
4.50%, 06/01/52 (Call 12/01/51)(c)	$530	$513,167
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	630	469,684
3.25%, 05/15/29 (Call 02/15/29)(c)	775	723,385
3.95%, 04/01/30 (Call 01/01/30)	500	482,885
4.95%, 09/15/52 (Call 03/15/52)	500	514,360
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	270	264,292
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,460	1,306,364
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,805	1,289,456
5.35%, 12/01/53 (Call 06/01/53)	100	106,809
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	450	353,691
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	550	529,348
4.76%, 01/26/27 (Call 01/26/26)(d)	415	415,544
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	1,240	980,865
4.63%, 01/15/33 (Call 10/15/32)	885	892,629
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	800	730,304
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,755	1,704,596
4.10%, 06/15/48 (Call 12/15/47)	1,475	1,313,620
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	425	329,137
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	400	278,492
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)(c)	625	517,806
Series K, 3.15%, 08/15/51 (Call 02/15/51)	320	228,368
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	540	431,908
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	470	317,541
SK Battery America Inc., 1.63%, 01/26/24(a)	400	382,104
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	1,180	1,175,867
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(c)	660	653,776
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	1,355	960,397
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	100	81,999
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	1,975	1,473,310
Toyota Motor Credit Corp., 2.15%, 02/13/30(c)	1,255	1,095,264
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	550	437,146
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	555	419,286
3.10%, 11/01/34 (Call 08/01/34)	500	409,835
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	915	627,425
Union Pacific Corp., 4.95%, 09/09/52 (Call 03/09/52)	965	987,880
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	1,680	1,358,364
2.85%, 09/03/41 (Call 03/03/41)	1,630	1,209,264
3.88%, 02/08/29 (Call 11/08/28)	1,595	1,535,491
3.88%, 03/01/52 (Call 09/01/51)(c)	1,635	1,342,989
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,570	1,366,559
3.40%, 06/01/31 (Call 03/01/31)	140	108,332
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	820	753,924
3.85%, 06/15/32 (Call 03/15/32)	805	721,256
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	550	560,753
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	475	386,384

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
3.95%, 09/01/32 (Call 06/01/32)	$750	$715,650
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	875	608,274
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	375	331,781
2.25%, 01/30/31 (Call 10/30/30)	1,040	874,422
		115,702,427
Total Corporate Bonds & Notes — 76.9%
(Cost: $247,859,657)		230,383,569

Foreign Government Obligations(e)

Canada — 0.6%
CDP Financial Inc., 1.00%, 05/26/26(b)	2,000	1,804,580

Chile — 1.6%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)(c)	2,270	1,928,660
3.50%, 01/25/50 (Call 07/25/49)	3,915	2,966,317
		4,894,977
China — 0.6%
China Development Bank/Hong Kong, 0.63%, 09/09/24(a)	2,000	1,880,120

Hong Kong — 3.0%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	1,550	1,413,398
4.75%, 01/12/28 (Call 11/12/27)(b)(c)	500	508,860
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	400	360,560
1.38%, 02/02/31(b)	1,700	1,406,087
1.75%, 11/24/31(a)	1,700	1,428,833
2.38%, 02/02/51(b)	800	543,904
2.50%, 05/28/24(b)	200	195,130
4.50%, 01/11/28	1,000	1,025,930
4.63%, 01/11/33	1,000	1,058,110
5.25%, 01/11/53	900	1,013,436
		8,954,248
Indonesia — 2.3%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)	1,230	962,438
3.75%, 03/01/23(a)	1,130	1,128,904
3.90%, 08/20/24(a)	2,280	2,251,614
4.70%, 06/06/32(a)	2,460	2,471,537
		6,814,493
Israel — 0.2%
Israel Government International Bond, 4.50%, 01/17/33	725	730,010

Japan — 0.4%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,050	951,983
4.38%, 10/05/27	200	202,280
		1,154,263
Netherlands — 0.2%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV, 2.75%, 02/20/24(a)	500	489,280
Security	Par (000)	Value

Norway — 0.2%
Kommunalbanken AS
0.50%, 10/21/24(b)(c)	$300	$280,059
2.13%, 02/11/25(b)	400	382,824
		662,883
Peru — 0.4%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(Call 03/12/27)(a)	1,100	1,071,169

Senegal — 0.1%
European Investment Bank, 0.63%, 10/21/27	425	368,981

South Korea — 1.9%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(a)	900	776,520
2.13%, 01/18/32	2,200	1,827,166
Incheon International Airport Corp., 1.25%, 05/04/26(a)	700	623,700
Korea Development Bank (The), 0.40%, 06/19/24	450	424,265
Korea International Bond, 2.00%, 06/19/24	2,125	2,052,877
		5,704,528
Supranational — 8.8%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	1,400	1,256,976
Asian Development Bank
1.75%, 08/14/26	900	838,332
2.13%, 03/19/25(c)	1,248	1,194,935
2.38%, 08/10/27	789	743,703
3.13%, 09/26/28	1,710	1,655,998
European Bank for Reconstruction & Development, 1.50%, 02/13/25	2,200	2,083,268
European Investment Bank
0.75%, 09/23/30	1,471	1,193,511
1.63%, 10/09/29	1,399	1,235,387
1.63%, 05/13/31(c)	4,000	3,460,400
2.13%, 04/13/26	4,000	3,786,920
2.38%, 05/24/27	832	787,097
2.50%, 10/15/24	2,020	1,959,198
2.88%, 06/13/25(b)	200	194,492
International Bank for Reconstruction & Development
2.13%, 03/03/25	500	479,175
3.13%, 11/20/25	2,680	2,617,476
International Finance Corp., 2.13%, 04/07/26	2,900	2,738,528
		26,225,396
Sweden — 0.9%
Kommuninvest I Sverige AB
0.38%, 06/19/24(b)	1,800	1,698,498
1.63%, 04/24/23(b)	1,000	992,870
		2,691,368
Total Foreign Government Obligations — 21.2%
(Cost: $67,576,344)		63,446,296

Municipal Debt Obligations

United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	285	255,041
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(c)	600	571,037

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

United States (continued)
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)	$500	$422,166

Total Municipal Debt Obligations — 0.4%
(Cost: $1,389,366)		1,248,244

Total Long-Term Investments — 98.5%
(Cost: $316,825,367)		295,078,109

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	15,855	15,864,346
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	2,270	2,270,000

Total Short-Term Securities — 6.1%
(Cost: $18,122,559)		18,134,346

Total Investments — 104.6%
(Cost: $334,947,926)		313,212,455

Liabilities in Excess of Other Assets — (4.6)%		(13,673,929)

Net Assets — 100.0%		$299,538,526

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,202,604	$—	$(3,355,305	)(a)	$6,171	$10,876	$15,864,346	15,855	$32,652	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,610,000	—	(2,340,000	)(a)	—	—	2,270,000	2,270	22,573		3
					$6,171	$10,876	$18,134,346		$55,225		$3

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$230,383,569	$—	$230,383,569
Foreign Government Obligations	—	63,446,296	—	63,446,296
Municipal Debt Obligations	—	1,248,244	—	1,248,244
Short-Term Securities
Money Market Funds	18,134,346	—	—	18,134,346
	$18,134,346	$295,078,109	$—	$313,212,455

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate